SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Trade payable	$ 172,207	$ 174,475	$ 48,149
Bank overdraft			28
Salary payable	338,000	278,000	158,000
Accrued interest	73,593	60,669	34,872
Other current liabilities	548,035	376,317	142,477
Accounts payable and accrued liabilities	$ 1,131,835	$ 889,461	$ 383,526